Nationwide Investor Destinations Conservative Fund Summary Prospectus March 1, 2013

Class/Ticker A NDCAX B NDCBX C NDCCX R2 GCFRX Institutional Class GIMCX Service Class NDCSX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2013, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to maximize total investment return for a conservative level of risk.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 29 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 73 of the Statement of Additional Information.

	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.25%	None
Other Expenses	0.14%	0.10%	0.10%	0.25%	0.25%	0.10%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.77%	1.48%	1.48%	1.13%	0.88%	0.48%

SP-ID-CON (3/13)

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$649	$807	$ 978	$1,474
Class B shares	651	768	1,008	1,486
Class C shares	251	468	808	1,768
Class R2 shares	115	359	622	1,375
Service Class shares	90	281	488	1,084
Institutional Class shares	49	154	269	604

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$151	$468	$808	$1,486
Class C shares	151	468	808	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.75% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—stocks and bonds—by investing primarily in mutual funds offered by Nationwide Mutual Funds (each, an “Underlying Fund” or collectively, “Underlying Funds”) and a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in the Nationwide Contract or any one Underlying Fund.

The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. Through investments in the Underlying Funds and the Nationwide Contract, the Fund invests heavily in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities, and a relatively small portion of its assets in equity securities, such as common stocks of U.S. companies. As of the date of this Prospectus, the Fund allocates approximately 75% of its net assets in bonds and approximately 20% in stocks. The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest, because the investment adviser is also the investment adviser to most, if not all, of the Underlying Funds, and the advisory fees paid to the investment adviser by the Underlying Funds typically are higher than the advisory fees paid by the Fund. To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns fees.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising

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interest rates are more likely to cause the value of the Fund’s investments to decline significantly. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in the Underlying Funds or the Nationwide Contract, an increase or decrease in the value of the shares or interests issued by these investments may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges are applicable, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. The table also compares the Fund’s average annual total returns to a hypothetical composite index, which is a representation of the performance of each Fund’s asset classes according to their respective weightings. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best Quarter:      5.09% – 3rd qtr. of 2009

Worst Quarter:      -2.71% – 4th qtr. of 2008

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class R2 and Institutional Class shares are October 1, 2003 and December 29, 2004, respectively. Pre-inception historical performance for Class R2 shares is based on the previous performance of Class B shares. Pre-inception historical performance for Institutional Class shares is based on the previous performance of Service Class shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

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Average Annual Total Returns

For the Periods Ended December 31, 2012:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-0.71%	2.05%	3.78%
Class A shares – After Taxes on Distributions	-1.57%	1.18%	2.77%
Class A shares – After Taxes on Distributions and Sales of Shares	-0.04%	1.32%	2.73%
Class B shares – Before Taxes	-0.54%	2.18%	3.65%
Class C shares – Before Taxes	3.51%	2.55%	3.65%
Class R2 shares – Before Taxes	4.85%	2.91%	4.08%
Service Class shares – Before Taxes	5.08%	3.16%	4.28%
Institutional Class shares – Before Taxes	5.59%	3.56%	4.64%
Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	4.21%	5.95%	5.18%
Conservative Fund Composite Index[1] (The Index does not pay sales charges, fees, expenses or taxes.)	4.71%	3.00%	4.24%

1

The Conservative Fund Composite Index is an unmanaged, hypothetical combination of the Citigroup 3-Month Treasury Bill (T-Bill) Index (45%), the Barclays U.S. Aggregate Bond Index (35%) and the S&P 500® Index (20%).

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Portfolio Manager

Portfolio Manager	Title	Length of Service with Fund
Thomas R. Hickey Jr.	Head of Asset Strategies	Since 2007

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C: $2,000
Class R2: no minimum
Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, B*, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, B*, C: $100
Class R2, Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B shares are closed to new investors.

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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